Non-current and current financial debts (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of December 31, 2025 and 2024. The Company's debt is denominated primarily in U.S. dollars, with the exception of the Series 2028 Notes, which are denominated in euros, and certain local credit facilities, which are primarily denominated in Japanese yen.

($ millions)	2025	2024
Non-current financial debts
Local facilities (Japan), floating rate debt due 2028	53	—
2.750% Series 2026 Notes	—	499
2.375% Series 2028 Notes	584	517
3.000% Series 2029 Notes	996	995
2.600% Series 2030 Notes	747	746
5.375% Series 2032 Notes	695	694
3.800% Series 2049 Notes	495	495
5.750% Series 2052 Notes	592	592
Revolving facility, floating rate due 2030	—	—
Total non-current financial debts	4,162	4,538

Current financial debts
Local facilities, floating rate:
Japan	—	26
All others	65	67
2.750% Series 2026 Notes	499	—
Other short-term financial debts, floating rate	5	8
Derivatives	6	4
Total current financial debts	575	105
Total financial debts	4,737	4,643

Maturity of contractual undiscounted cash flows for borrowings	The contractual maturities of the undiscounted lease liabilities as of December 31, 2025 and 2024 are as follows:

	Lease liabilities undiscounted
($ millions)	2025	2024
Not later than one year	103	89
Between one and five years	259	244
Later than five years	283	307
Total lease liabilities undiscounted	645	640

	Lease liabilities
($ millions)	2025	2024
Not later than one year	80	68
Between one and five years	197	183
Later than five years	232	246
Total lease liabilities	509	497
The below table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2025 and 2024.

	2025			2024
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	570	6	576	101	4	105
Between one and five years	2,389	—	2,389	2,021	—	2,021
Later than five years	1,800	—	1,800	2,550	—	2,550
Total contractual undiscounted cash flows	4,759	6	4,765	4,672	4	4,676
Unamortized debt discount and issuance costs	(28)	—	(28)	(33)	—	(33)
Total carrying value	4,731	6	4,737	4,639	4	4,643
The below table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2025 and 2024.

($ millions)	2025	2024
Not later than one year	169	167
Between one and five years	552	613
Later than five years	1,195	1,296
Total cash flows	1,916	2,076